METLIFE INSURANCE COMPANY OF CONNECTICUT
                   (formerly, The Travelers Insurance Company)
            METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                                GOLD TRACK SELECT

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
            METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                         METLIFE RETIREMENT PERSPECTIVES

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                              METLIFE OF CT FUND U
                                UNIVERSAL ANNUITY
                           UNIVERSAL ANNUITY ADVANTAGE

                     Supplement Dated September 19, 2006 to
               the Prospectuses Dated May 1, 2006, as Supplemented


The following information supplements, and to the extent inconsistent therewith, replaces information in the Prospectus.



                          MAPP ASSET ALLOCATION PROGRAM

On or about October 31, 2006, the Managed Advisory Portfolio Program ( the "program" or "MAPP") will be terminated. As of the termination date, program participants will no longer receive asset allocation advice from the advisor to the program, Tower Square Securities, Inc. ("Tower Square"), an affiliate of the Company, and no longer pay investment advisory fees to Tower Square.








          PLEASE RETAIN THIS SUPPLEMENT AND KEEP IT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.




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